SUPPLEMENT TO THE FIDELITY FREEDOM FUNDS(registered trademark)' MAY 21, 1998 PROSPECTUS
Fidelity Government Securities Fund, an underlying fund of the Fidelity Freedom Funds, has been renamed Fidelity Government Income Fund.
The following information replaces similar information found in the "Performance" section beginning on page 14.

AVERAGE ANNUAL TOTAL RETURNS
                                PAST 1   LIFE OF
                                YEAR     FUND*

FREEDOM INCOME                   14.88%   11.53%

FREEDOM INCOME COMPOSITE INDEX   15.84%   12.56%

FREEDOM 2000                     23.25%   17.14%

FREEDOM 2000 COMPOSITE INDEX     24.48%   18.67%

FREEDOM 2010                     31.31%   22.78%

FREEDOM 2010 COMPOSITE INDEX     32.78%   24.63%

FREEDOM 2020                     35.36%   25.71%

FREEDOM 2020 COMPOSITE INDEX     37.20%   27.81%

FREEDOM 2030                     36.28%   26.30%

FREEDOM 2030 COMPOSITE INDEX     37.67%   28.15%

CUMULATIVE TOTAL RETURNS
                                PAST 1   LIFE OF
                                YEAR     FUND*

FREEDOM INCOME                   14.88%   17.17%

FREEDOM INCOME COMPOSITE INDEX   15.84%   18.74%

FREEDOM 2000                     23.25%   25.83%

FREEDOM 2000 COMPOSITE INDEX     24.48%   28.22%

FREEDOM 2010                     31.31%   34.71%

FREEDOM 2010 COMPOSITE INDEX     32.78%   37.67%

FREEDOM 2020                     35.36%   39.41%

FREEDOM 2020 COMPOSITE INDEX     37.20%   42.80%

FREEDOM 2030                     36.28%   40.35%

FREEDOM 2030 COMPOSITE INDEX     37.67%   43.35%

* FROM OCTOBER 17, 1996 (COMMENCEMENT OF OPERATIONS).

YEAR-BY-YEAR TOTAL RETURNS





CALENDAR YEARS                       1997

FREEDOM INCOME                       10.91%

FREEDOM INCOME COMPOSITE INDEX       12.15%

CONSUMER PRICE INDEX                 1.70%

YEAR-BY-YEAR TOTAL RETURNS





CALENDAR YEARS                     1997

FREEDOM 2000                       15.29%

FREEDOM 2000 COMPOSITE INDEX       17.11%

CONSUMER PRICE INDEX               1.70%

YEAR-BY-YEAR TOTAL RETURNS





CALENDAR YEARS                     1997

FREEDOM 2010                       19.36%

FREEDOM 2010 COMPOSITE INDEX       21.61%

CONSUMER PRICE INDEX               1.70%

YEAR-BY-YEAR TOTAL RETURNS





CALENDAR YEARS                     1997

FREEDOM 2020                       21.24%

FREEDOM 2020 COMPOSITE INDEX       23.72%

CONSUMER PRICE INDEX               1.70%

YEAR-BY-YEAR TOTAL RETURNS





CALENDAR YEARS                     1997

FREEDOM 2030                       21.40%

FREEDOM 2030 COMPOSITE INDEX       23.62%

CONSUMER PRICE INDEX               1.70%

The following information replaces similar information found in the "Performance" section on page 16.
Total returns of the following indices are used to calculate a Freedom Fund's Composite Index: Wilshire 5000 Index for the domestic equity fund class, Morgan Stanley Capital International Europe, Australasia, Far East (EAFE) Index for the international equity fund class, Lehman Brothers Aggregate Bond Index for the investment grade fixed-income fund class, Merrill Lynch High Yield Master Index for the high yield fixed-income fund class, and Lehman Brothers 3-Month Treasury Bill Index for the money market fund class:
The following information replaces the Standard & Poor's 500 Index description found in the "Performance" section on page 16.
(small solid bullet) WILSHIRE 5000 INDEX is a market capitalization-weighted index of approximately 7,000 U.S. equity securities. The index contains all actively traded common stocks with readily available price data traded on the New York Stock Exchange, American Stock Exchange, and NASDAQ.
   The following information supplements the information found under the heading "Risk Considerations of the Underlying Fidelity Funds" in the "Investment Principles and Risks" section on page 22.
   The value of securities selected using quantitative analysis can react differently to issuer, political, market and economic developments than the market as a whole or securities selected using only fundamental analysis. The factors used in quantitative analysis and the weight placed on those factors may not be predictive of a security's value. In addition, factors that affect a security's value can change over time and these changes may not be reflected in the quantitative model.
   The following information replaces similar information found under the heading "Description of Underlying Fidelity Funds" in the "Investment Principles and Risks"section on page 24.
   FIDELITY DISCIPLINED EQUITY FUND is an equity fund that seeks capital growth.
   FMR normally invests at least 65% of the fund's total assets in common stocks. FMR seeks to reduce the impact of industry weightings on the performance of the fund by considering each industry's weighting in the S&P 500 when allocating the fund's investments across industries.
   FMR may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.
   In buying and selling securities for the fund, FMR uses a disciplined approach that involves computer-aided, quantitative analysis supported by fundamental analysis. FMR's computer model systematically reviews thousands of stocks, using data such as historical earnings, dividend yield, earnings per share, and other quantitative factors. Then, the issuers of potential investments are analyzed further using fundamental factors, such as growth potential, earnings estimates and financial condition.
   FIDELITY DIVERSIFIED INTERNATIONAL FUND is an equity fund that seeks capital growth.
   FMR normally invests at least 65% of the fund's total assets in foreign securities. FMR normally invests the fund's assets primarily in common stocks.
   FMR normally diversifies the funds' investments across different countries and regions. In allocating the fund's investments across countries and regions, FMR will consider the size of the market in each country and region relative to the size of the international market as a whole.
   In buying and selling securities for the fund, FMR uses a disciplined approach that involves computer-aided, quantitative analysis supported by fundamental analysis. FMR's computer model systematically reviews thousands of stocks, using data such as historical earnings, dividend yield, earnings per share, and other quantitative factors. Then, the issuers of potential investments are analyzed further using fundamental factors, such as growth potential, earnings estimates and financial condition.
   FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.
   FIDELITY EUROPE FUND is an equity fund that seeks growth of capital over the long term.
   FMR normally invests at least 65% of the fund's total assets in securities of issuers that have their principal activities in Europe. Europe includes Austria, Belgium, Belarus, Bulgaria, the Czech Republic, Denmark, Estonia, Finland, France, Germany, Greece, Hungary, Ireland, Italy, Latvia, Lithuania, Luxembourg, the Netherlands, Norway, Poland, Portugal, Russia, Slovakia, Slovenia, Spain, Sweden, Switzerland, Turkey, and the United Kingdom. FMR normally invests the fund's assets primarily in common stocks.
   FMR normally diversifies the fund's investments across different European countries. In allocating the fund's investments across countries, FMR will consider the size of the market in each country relative to the size of the markets in Europe as a whole.
   Europe includes both developed and emerging markets. Most developed countries in Western Europe are members of the European Union and many are also members of the European Economic and Monetary Union (EMU), which requires compliance with restrictions on inflation rates, deficits and debt levels. Many Eastern European countries continue to move toward market economies. However, their markets remain relatively undeveloped and are particularly sensitive to political and economic developments. The tight fiscal and monetary controls necessary to join the EMU will significantly affect every country in Europe.
   FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.
   FIDELITY JAPAN FUND is an equity fund that seeks long-term growth of capital.
   FMR normally invests at least 65% of the fund's total assets in securities of Japanese issuers. FMR normally invests the fund's assets primarily in common stocks.
   The Japanese economy is currently in a recession. The economy is characterized by government intervention and protectionism, an unstable financial services sector, and relatively high unemployment. Economic growth is dependent on international trade, government support of the financial services sector and other troubled sectors, and consistent government policy. The Japanese market has decreased significantly recently.
   FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.
   FIDELITY OVERSEAS FUND is an equity fund that seeks long-term growth of capital.
   FMR normally invests at least 65% of the fund's total assets in foreign securities. FMR normally invests the fund's assets primarily in common stocks.
   FMR normally diversifies the fund's investments across different countries and regions. In allocating the fund's investments across countries and regions, FMR will consider the size of the market in each country and region relative to the size of the international market as a whole.
   FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.
   FIDELITY SOUTHEAST ASIA FUND is an equity fund that seeks capital appreciation.
   FMR normally invests at least 65% of the fund's total assets in securities of Southeast Asian issuers. Southeast Asia includes Hong Kong, Indonesia, South Korea, Malaysia, the Philippines, the People's Republic of China, Singapore, Taiwan, and Thailand. FMR normally invests the fund's assets primarily in common stocks.
   FMR normally diversifies the fund's investments across different Southeast Asian countries. In allocating the fund's investments across countries, FMR will consider the size of the market in each country relative to the size of the markets in Southeast Asia as a whole.
   The Southeast Asia economies are generally in recessions. Many of their economies are characterized by undeveloped financial services sectors and heavy reliance on international trade. Currency devaluations, political and social instability, and general economic conditions have resulted in significant market downturns and volatility. A small number of companies and industries represent a large portion of the market in many Southeast Asian countries.
   FMR may lend the fund' securities to broker-dealers or other institutions to earn income for the fund.
FIDELITY GOVERNMENT INCOME FUND is a fixed-income fund that seeks high current income, consistent with preservation of principal, by investing in U.S. Government securities and instruments related to U.S. Government securities under normal conditions. The benchmark index for the fund is the Lehman Brothers Government Bond Index, a market value weighted benchmark of U.S. Government and government agency securities (other than mortgage securities) with maturities of one year or more. FMR manages the fund to have similar overall interest rate risk to the index. As of July 31, 1998, the dollar weighted average maturity of the fund and index was approximately 8.70 years and 8.90 years, respectively.
In determining a security's maturity for purposes of calculating the fund's average maturity, an estimate of the average time for its principal to be paid may be used. This can be substantially shorter than its stated final maturity.
The fund normally invests only in U.S. Government securities, repurchase agreements and other instruments related to U.S. Government securities. FMR normally invests at least 65% of the fund's total assets in U.S. Government securities and repurchase agreements for U.S. Government securities. Other instruments may include futures or options on U.S. Government securities or interests in U. S. Government securities that have been repackaged by dealers or other third parties. It is important to note that neither the fund's share price nor its yield is guaranteed by the U.S. Government.
In managing the fund, FMR selects a benchmark index that is representative of the universe of securities in which the fund invests. FMR uses this benchmark as a guide in structuring the fund and selecting its investments.
FMR allocates among different market sectors (for example, fixed-rate or adjustable rate mortgages) and different maturities based on its view of the relative value of each sector or maturity.
FMR focuses on assembling a portfolio of income-producing bonds that it believes will provide the best balance between risk and return within the universe of securities in which the fund may invest. FMR's evaluation of a potential investment includes an analysis of the credit quality of the issuer, its structural features, its current price compared to FMR's estimate of its long-term value, and any short-term trading opportunities resulting from market inefficiencies. SUPPLEMENT TO THE FIDELITY FREEDOM FUNDS(registered trademark)
MAY 21, 1998
STATEMENT OF ADDITIONAL INFORMATION
Fidelity Government Securities Fund, an underlying fund of the Fidelity Freedom Funds, has been renamed Fidelity Government Income Fund.
THE FOLLOWING INFORMATION SUPPLEMENTS THE INFORMATION FOUND IN THE "INVESTMENT POLICIES AND LIMITATIONS" SECTION ON PAGE 3 AND IS INSERTED AS THE PENULTIMATE PARAGRAPH OF THE SECTION.
Each Freedom Fund intends to comply with the requirements of Section 12(d)(1)(G)(i)(IV) of the 1940 Act.
   THE FOLLOWING INFORMATION SUPPLEMENTS THE INFORMATION FOUND UNDER THE HEADING "FUTURES CONTRACTS" IN THE "INVESTMENT PRACTICES OF THE UNDERLYING FIDELITY FUNDS" SECTION ON PAGE 9.
   Futures may be based on foreign indexes such as the CAC40 (France), DAX30 (Germany), EuroTop 100 (Europe), IBEX (Spain), FTSE 100 (United Kingdom), All Ordinary (Australia), Hang Seng (Hong Kong), and Nikkei 225, Nikkei 300 and TOPIX (Japan).
   THE FOLLOWING INFORMATION SUPPLEMENTS THE INFORMATION FOUND UNDER THE HEADING "FUTURES MARGIN PAYMENTS" IN THE "INVESTMENT PRACTICES OF THE UNDERLYING FIDELITY FUNDS" SECTION ON PAGE 9.
   Although futures exchanges generally operate similarly in the United States and abroad, foreign futures exchanges may follow trading, settlement and margin procedures that are different from those for U.S. exchanges. Futures contracts traded outside the United States may involve greater risk of loss than U.S.-traded contracts, including potentially greater risk of losses due to insolvency of a futures broker, exchange member or other party that may owe initial or variation margin to a fund. Because initial and variation margin payments may be measured in foreign currency, a futures contract traded outside the United States may also involve the risk of foreign currency fluctuation.
THE FOLLOWING INFORMATION REPLACES SIMILAR INFORMATION FOUND IN THE "PERFORMANCE" SECTION ON PAGE 25.
The performance of each Freedom Fund may be compared to the performance of a Target Asset Allocation Composite Index (Composite Index). A Freedom Fund's Composite Index is a representation of the performance of the asset classes (domestic and international equity funds, investment grade and high yield fixed-income funds, and money market funds) in which a Freedom Fund is invested and is based on the weightings of each asset class in a Freedom Fund. The following indices are used to calculate a Freedom Fund's Composite Index:
Wilshire 5000 Index for the domestic equity fund class, Morgan Stanley Capital International Europe, Australasia, Far East (EAFE) Index for the international equity fund class, Lehman Brothers Aggregate Bond Index for the investment grade fixed-income fund class, Merrill Lynch High Yield Master Index for the high yield fixed-income fund class, and Lehman Brothers 3-Month T-Bill Index for the money market fund class. The index weightings of each Composite Index are rebalanced monthly.
THE FOLLOWING INFORMATION REPLACES SIMILAR INFORMATION FOUND IN THE "PERFORMANCE" SECTION ON PAGE 25.



THE FREEDOM FUNDS' COMPOSITE INDEX WEIGHTINGS:
OCTOBER 17, 1996 THROUGH JUNE 30, 1997*

                                         WILSHIRE 5000  MSCI EAFE  LEHMAN BROTHERS  MERRILL LYNCH HIGH   LEHMAN BROTHERS
                                                                   AGGREGATE BOND   YIELD MASTER INDEX   3-MONTH
                                                                   INDEX                                 T-BILL INDEX

FREEDOM INCOME                            20.0%          --         40.0%            --                   40.0%

FREEDOM 2000                              39.2%          4.4%       40.9%            4.0%                 11.5%

FREEDOM 2010                              59.2%          9.7%       24.1%            7.0%                 --

FREEDOM 2020                              70.0%          12.4%      10.1%            7.5%                 --

FREEDOM 2030                              70.0%          15.0%      5.0%             10.0%                --


* The weightings of the Composite Indices of the Freedom Funds' did not change on December 31, 1996.



THE FREEDOM FUNDS' COMPOSITE INDEX WEIGHTINGS:
JUNE 30, 1997 THROUGH DECEMBER 31, 1997

                                          WILSHIRE 5000  MSCI EAFE  LEHMAN BROTHERS  MERRILL LYNCH HIGH   LEHMAN BROTHERS
                                                                    AGGREGATE BOND   YIELD MASTER INDEX   3-MONTH
                                                                    INDEX                                 T-BILL INDEX

FREEDOM INCOME                            20.0%          --         40.0%            --                   40.0%

FREEDOM 2000                              38.2%          4.5%       40.8%            4.0%                 12.5%

FREEDOM 2010                              57.7%          9.5%       25.0%            7.1%                 0.7%

FREEDOM 2020                              69.1%          12.6%      10.7%            7.6%                 --

FREEDOM 2030                              69.6%          15.1%      5.3%             10.0%                --


THE FREEDOM FUNDS' COMPOSITE INDEX WEIGHTINGS:
DECEMBER 31, 1997 THROUGH JUNE 30, 1998


                WILSHIRE 5000  MSCI EAFE  LEHMAN BROTHERS  MERRILL LYNCH HIGH   LEHMAN BROTHERS
                                          AGGREGATE BOND   YIELD MASTER INDEX   3-MONTH
                                          INDEX                                 T-BILL INDEX

FREEDOM INCOME   20.0%          --         40.0%            --                   40.0%

FREEDOM 2000     37.9%          4.3%       40.5%            3.9%                 13.4%

FREEDOM 2010     56.8%          9.2%       25.7%            7.0%                 1.3%

FREEDOM 2020     68.6%          12.4%      11.4%            7.6%                 --

FREEDOM 2030     69.6%          15.0%      5.5%             9.9%                 --


THE FREEDOM FUNDS' COMPOSITE INDEX WEIGHTINGS:
JUNE 30, 1998 THROUGH DECEMBER 31, 1998


                WILSHIRE 5000  MSCI EAFE  LEHMAN BROTHERS  MERRILL LYNCH HIGH   LEHMAN BROTHERS
                                          AGGREGATE BOND   YIELD MASTER INDEX   3-MONTH
                                          INDEX                                 T-BILL INDEX

FREEDOM INCOME   20.0%          --         40.0%            --                   40.0%

FREEDOM 2000     36.8%          3.9%       40.3%            3.6%                 15.4%

FREEDOM 2010     55.2%          8.5%       27.2%            6.7%                 2.4%

FREEDOM 2020     67.9%          11.9%      12.7%            7.5%                 --

FREEDOM 2030     70.0%          14.5%      6.0%             9.5%                 --


THE FOLLOWING INFORMATION REPLACES THE STANDARD & POOR'S 500 INDEX DESCRIPTION FOUND IN THE "PERFORMANCE" SECTION ON PAGE 26.
WILSHIRE 5000 is a market capitalization-weighted index of approximately 7,000 U.S. equity securities. The index contains all actively traded common stocks with readily available price data traded on the New York Stock Exchange, American Stock Exchange, and NASDAQ. THE FOLLOWING TABLE REPLACES THE SIMILAR TABLE FOUND IN THE "PERFORMANCE" SECTION ON PAGE 27.
The following table represents the comparative indices' calendar year-to-year performance.

      WILSHIRE 5000  MSCI EAFE  LEHMAN BROTHERS  MERRILL LYNCH HIGH YIELD  LEHMAN BROTHERS
                                AGGREGATE BOND   MASTER INDEX              3-MONTH T-BILL
                                INDEX                                      INDEX

1997   31.29%         2.01%      9.65%            12.82%                    5.52%

1996   21.21%         6.05%      3.63%            11.06%                    5.38%

1995   36.45%         11.21%     18.47%           19.91%                    6.09%

1994   (0.06)%        7.78%      (2.92)%          (1.17)%                   4.26%

1993   11.28%         32.56%     9.75%            17.18%                    3.20%

1992   8.97%          (12.17)%   7.40%            18.16%                    2.92%

1991   34.21%         12.13%     16.00%           34.58%                    6.22%

1990   (6.18)%        (23.45)%   8.96%            (4.35)%                   8.21%

1989   29.17%         10.53%     14.53%           4.23%                     8.74%

1988   17.94%         28.27%     7.89%            13.47%                    6.40%


THE FOLLOWING INFORMATION REPLACES SIMILAR INFORMATION FOUND IN THE "TRUSTEES AND OFFICERS" SECTION ON PAGE 31.
*ROBERT C. POZEN (51), Trustee (1997) and Senior Vice President, is also President and a Director of FMR (1997); and President and a Director of Fidelity Investments Money Management, Inc. (1998), Fidelity Management & Research (U.K.) Inc. (1997), and Fidelity Management & Research (Far East) Inc. (1997). Previously, Mr. Pozen served as General Counsel, Managing Director, and Senior Vice President of FMR Corp.